LVIP MFS International Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.56%
Australia–1.25%
Aristocrat Leisure Ltd.	356,297	$9,983,781
Lottery Corp. Ltd.	853,189	2,863,301
WiseTech Global Ltd.	87,287	5,343,930
		18,191,012
Brazil–0.10%
†Hypera SA	220,172	1,450,429
		1,450,429
Canada–7.33%
Agnico Eagle Mines Ltd.	372,775	22,228,073
Canadian Pacific Kansas City Ltd.	179,055	15,787,190
Element Fleet Management Corp.	1,235,315	19,963,121
Franco-Nevada Corp.	192,272	22,909,971
RB Global, Inc.	344,265	26,221,122
		107,109,477
China–0.96%
Alibaba Group Holding Ltd.	277,000	2,486,202
Kingsoft Corp. Ltd.	403,200	1,241,503
Ping An Insurance Group Co. of China Ltd. Class H	476,000	2,009,966
Tencent Holdings Ltd.	134,300	5,212,835
Yum China Holdings, Inc.	76,853	3,048,750
		13,999,256
France–18.84%
Air Liquide SA	171,687	35,718,693
Capgemini SE	121,856	28,041,342
Dassault Systemes SE	397,060	17,580,229
EssilorLuxottica SA	153,411	34,706,911
Kering SA	28,647	11,322,345
LVMH Moet Hennessy Louis Vuitton SE	62,632	56,333,548
Pernod Ricard SA	135,177	21,868,062
Schneider Electric SE	289,067	65,381,429
Sodexo SA	52,445	4,497,001
		275,449,560
Germany–11.66%
Deutsche Boerse AG	109,274	22,357,885
GEA Group AG	416,735	17,619,609
Merck KGaA	79,488	14,029,620
SAP SE	450,250	87,658,836
Symrise AG	157,292	18,827,600
†Zalando SE	348,969	9,973,092
		170,466,642
Hong Kong–2.80%
AIA Group Ltd.	5,824,200	39,103,823
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China Resources Gas Group Ltd.	573,100	$1,826,885
		40,930,708
India–1.04%
HDFC Bank Ltd. ADR	135,492	7,583,487
ITC Ltd.	7,410	38,057
Reliance Industries Ltd.	152,295	5,426,397
UPL Ltd.	389,578	2,130,003
		15,177,944
Ireland–2.15%
†Flutter Entertainment PLC	124,001	24,712,587
Kingspan Group PLC	73,899	6,733,652
		31,446,239
Japan–11.97%
Chugai Pharmaceutical Co. Ltd.	264,900	10,089,929
Hitachi Ltd.	893,600	81,196,116
Kose Corp.	33,700	1,800,539
LY Corp.	2,691,800	6,801,516
Mitsubishi Heavy Industries Ltd.	1,000,000	9,017,043
Nitto Denko Corp.	191,200	17,398,467
Nomura Research Institute Ltd.	344,600	9,690,595
Oracle Corp.	110,400	8,273,801
Resonac Holdings Corp.	431,100	9,984,388
Sugi Holdings Co. Ltd.	371,100	6,329,635
Terumo Corp.	793,000	14,455,565
		175,037,594
Luxembourg–0.35%
Tenaris SA	258,108	5,099,991
		5,099,991
Macau–0.45%
†Sands China Ltd.	2,352,000	6,626,072
		6,626,072
Mexico–0.43%
Grupo Financiero Banorte SAB de CV Class O	595,724	6,337,821
		6,337,821
Netherlands–6.10%
Akzo Nobel NV	175,578	13,104,235
ASML Holding NV	20,539	19,769,812
Heineken NV	360,110	34,709,004
†Pluxee NV	52,445	1,550,300
†Prosus NV	203,383	6,379,629
†Qiagen NV	317,701	13,584,963
		89,097,943
LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Peru–0.39%
Credicorp Ltd.	33,663	$5,703,522
		5,703,522
Republic of Korea–0.63%
Amorepacific Corp.	31,688	2,852,803
NAVER Corp.	21,493	2,987,068
SK Hynix, Inc.	25,223	3,338,710
		9,178,581
Singapore–2.10%
DBS Group Holdings Ltd.	981,600	26,192,963
Singapore Technologies Engineering Ltd.	1,511,400	4,499,780
		30,692,743
Spain–1.98%
Amadeus IT Group SA	451,647	28,962,694
		28,962,694
Sweden–2.04%
Assa Abloy AB Class B	1,038,196	29,786,060
		29,786,060
Switzerland–10.42%
Nestle SA	504,560	53,569,462
Novartis AG	268,258	25,988,470
Roche Holding AG	182,275	46,425,201
Sika AG	46,874	13,960,588
Sonova Holding AG	42,593	12,331,355
		152,275,076
Taiwan–1.98%
Delta Electronics, Inc.	462,000	4,944,303
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	176,702	24,040,307
		28,984,610
Thailand–0.22%
Advanced Info Service PCL	219,700	1,228,333
Kasikornbank PCL	598,700	2,034,637
		3,262,970
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–9.77%
Burberry Group PLC	382,042	$5,849,016
Diageo PLC	756,546	27,934,849
Experian PLC	496,919	21,663,012
Haleon PLC	2,156,855	9,067,895
London Stock Exchange Group PLC	121,375	14,538,056
†Ocado Group PLC	176,180	1,011,986
Reckitt Benckiser Group PLC	408,320	23,253,088
†Rolls-Royce Holdings PLC	7,343,561	39,549,431
		142,867,333
United States–3.60%
Linde PLC	113,355	52,632,994
		52,632,994
Total Common Stock (Cost $905,626,600)		1,440,767,271

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.26%)	920	920
Total Money Market Fund (Cost $920)		920

	Principal Amount°
SHORT-TERM INVESTMENT–1.00%
AGENCY OBLIGATIONS–1.00%
≠Federal Home Loan Bank Discount Notes 5.23% 4/1/24	14,566,000	14,566,000
		14,566,000
Total Short-Term Investment (Cost $14,566,000)		14,566,000

TOTAL INVESTMENTS–99.56% (Cost $920,193,520)	1,455,334,191
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.44%	6,427,115
NET ASSETS APPLICABLE TO 72,650,918 SHARES OUTSTANDING–100.00%	$1,461,761,306

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$18,191,012	$—	$—	$18,191,012
Brazil	1,450,429	—	—	1,450,429
Canada	107,109,477	—	—	107,109,477
China	13,999,256	—	—	13,999,256
France	275,449,560	—	—	275,449,560
Germany	170,466,642	—	—	170,466,642
Hong Kong	40,930,708	—	—	40,930,708
India	15,177,944	—	—	15,177,944
Ireland	31,446,239	—	—	31,446,239
Japan	175,037,594	—	—	175,037,594
Luxembourg	5,099,991	—	—	5,099,991
Macau	6,626,072	—	—	6,626,072
Mexico	—	6,337,821	—	6,337,821
Netherlands	89,097,943	—	—	89,097,943
Peru	5,703,522	—	—	5,703,522
Republic of Korea	9,178,581	—	—	9,178,581
Singapore	30,692,743	—	—	30,692,743
Spain	28,962,694	—	—	28,962,694
Sweden	29,786,060	—	—	29,786,060
Switzerland	152,275,076	—	—	152,275,076
Taiwan	28,984,610	—	—	28,984,610
Thailand	3,262,970	—	—	3,262,970
United Kingdom	142,867,333	—	—	142,867,333
United States	52,632,994	—	—	52,632,994
Money Market Fund	920	—	—	920
Short-Term Investment	—	14,566,000	—	14,566,000
Total Investments	$1,434,430,370	$20,903,821	$—	$1,455,334,191
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP MFS International Growth Fund–5